Employee Benefit Plans (Schedule Of Assumptions Used) (Details)	12 Months Ended
Dec. 31, 2016
Pension Plans And Other Postretirement Benefits [Abstract]
Discount rate, benefit obligation	3.90%
Discount rate, net periodic pension cost	3.18%
Expected long-term return on plan assets	6.50%
Rate of compensation increase	0.00%